Income Taxes (Deferred tax assets and deferred tax liabilities) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets:
Deferred Compensation	$ 761,937	$ 670,582
Provision for Loan Losses	2,408,028	2,781,850
Other Real Estate Owned	7,579	3,248
Net Fees Deferred for Financial Reporting	78,527	74,743
Net Operating Losses	467,649	410,419
Other	52,806	105,993
Total Gross Deferred Tax Assets	3,872,112	4,046,835
Less: Valuation Allowance	(467,649)	(410,419)
Net Deferred Tax Assets	3,404,463	3,636,416
Deferred Tax Liabilities:
FHLB Stock Basis Over Tax Basis	72,195	72,196
Depreciation	913,635	1,040,831
Prepaid Expenses	154,463	43,943
Unrealized Gain on Securities Available for Sale	1,683,166	4,037,110
Total Gross Deferred Tax Liability	2,823,459	5,194,080
Net Deferred Tax (Liability) Asset	581,004	$ (1,557,664)
Valuation Allowance, Deferred Tax Asset, Change in Amount	57,000
Bad Debt Reserve for Tax Purposes of Qualified Lender	$ 2,100,000